Warrant	12 Months Ended
Dec. 31, 2021
Warrant
Warrant

Note 9—Warrants

Series E Warrants – As part of the pre-funding Series E raise during 2018, the Company issued to the Series E unit holders a total of 844,000 Series E warrants, providing a right to purchase one unit each of Series E units at a price of $30.00 per unit any time prior to the third anniversary of the grant date. Grant dates ranged from April 30, 2018 to October 29, 2018. The Series E warrants were evaluated at issuance and were determined to be equity classified.

During 2019, the Company issued to the Series E unit holders a total of 240,725 Series E warrants, providing a right to purchase one unit each of Series E units at a price of $30.00 per unit any time prior to the second anniversary of the grant date. Grant dates ranged from July 9, 2019 to August 30, 2019. The Series E warrants were evaluated at issuance and were determined to be equity classified.

During 2021, the Company received $32.5 million from warrant holders in exchange for 1,083,008 Series E preferred units.

The following table summarizes equity-classified warrant activity as of and for the years ended December 31, 2021 and 2020:

	Number	Weighted Average Exercise Price Per Warrant
Outstanding – January 1, 2020	1,084,725	30.00
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding - December 31, 2020	1,084,725	30.00
Granted	-	-
Exercised	(1,083,008)	30.00
Expired	(1,717)	30.00
Outstanding - December 31, 2021	-	$-

Warrant Liabilities – Pursuant to the amended Term Loan agreement entered on October 15, 2021 (see Note 4), the Company concurrently entered into warrant agreements and issued common unit purchase warrants, which granted the lender the right to purchase up to 62,003 units of the Company’s common units at the exercise price of $0.01 any time prior to the earlier of the tenth anniversary of the issuance date of October 15, 2021, or certain triggering events, including a sale of the Company, the Company’s initial public offering and a merger between the Company and a special purpose acquisition company (“SPAC”), where the warrants are fully redeemed or exchanged. The Company determined that the warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the outstanding warrants are recognized as warrant liabilities on the consolidated balance sheets and were measured at their inception date fair value and subsequently re-measured at each reporting period with changes being recorded as a component of other income (expense) on the consolidated statements of operations. The Company measured the fair value of the warrants at issuance and December 31, 2021, and recognized $0.7 million and $1.3 million of warrant liabilities on the consolidated balance sheets, respectively, with the difference of $0.6 million recorded as other expense on the consolidated statement of operations for the year ended December 31, 2021. During the year ended December 31, 2021, none of the warrants issued to the lender of the Term Loan were exercised.

Pursuant to the Subordinated Term Loan agreement entered on December 22, 2021 (see Note 4), the Company concurrently entered into warrant agreements and issued common unit purchase warrants under the condition that if the Company does not repay the term loans on or prior to the maturity date, the lender receives right to purchase up to (i) the number of the Company’s common units worth $2.0 million if the Company consummates a SPAC transaction on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date. If the Company repays the Subordinated Term Loan on or prior to the maturity date, the warrants will automatically terminate and be voided and no warrant will be exercisable. The Company determined that the warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. The Company measured the fair value of the warrants at issuance and December 31, 2021, and recognized $0.1 million and $0.1 million of warrant liabilities on the consolidated balance sheets, respectively. The impact to the consolidated statement of operations from the changes in the fair value of the warrants was insignificant for the year ended December 31, 2021. During the year ended December 31, 2021, none of the warrants issued to the lender of the Subordinated Term Loan were exercisable.